Financial data pertaining to the different trusts (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Line Items]
Debt Redemption Price Percent Of Principal Amount	100.00%
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Disclosure [Line Items]
Debt Redemption Price Description	the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption
Junior subordinates debentures, carrying value	$ 499,470 [1]	$ 470,037	[1]
Junior subordinates debentures, aggregate liquidation amount	936,000	936,000
Debt Instrument Unamortized Discount	$ 436,530	$ 465,963

[1]	The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009. The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2012 and 2011.